Investment Objectives and Goals	May 30, 2025
Invesco MSCI North America Climate ETF | Invesco MSCI North America Climate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco MSCI North America Climate ETF
Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco MSCI Global Climate 500 ETF